Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
Our current practice is to grant RSU and PSU awards to our employees on an annual basis. We also grant RSU awards to our directors on an annual basis. We may also grant equity awards, including stock option awards, to individuals upon hire or promotion or for retention purposes, as well as grants of restricted Class A common stock to new-employee
directors on the date of such director’s initial election to our Board. We currently do not grant stock appreciation rights or similar option-like instruments. During fiscal 2024, the Compensation and Human Capital Committee did not take material nonpublic information into account when determining the timing or terms of our equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

While we do not have any policy or obligation that requires us to grant equity awards on specified dates, our annual RSU and PSU grants to employees are typically approved at a regularly-scheduled meeting of the Compensation and Human Capital Committee meeting that is held in February of each fiscal year, and the grants are effective in early March of each fiscal year following the public announcement of our financial results for the prior fourth quarter and fiscal year and the filing of our Annual Report on Form
10-K
for the prior fiscal year. Our annual RSU grants to directors are generally approved at a meeting of our Board that is held in February of each fiscal year, and the grants are effective on the date of our next annual meeting of stockholders. For RSU and PSU awards, the number of shares subject to each equity award is calculated by dividing the dollar value of the approved award by the closing price of our common stock on the Nasdaq Global Select Market on the date of grant. During fiscal 2024, we did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form
10-Q
or
10-K,
or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	During fiscal 2024, the Compensation and Human Capital Committee did not take material nonpublic information into account when determining the timing or terms of our equity awards, nor did we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false